Equity - Hedging Reserve Schedule (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Oct. 26, 2020	Sep. 11, 2020	Dec. 07, 2018	Sep. 07, 2018	Apr. 20, 2018	Mar. 31, 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Change recognized in OCI	$ 1,900,000
Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional Value	237,200,000
Change recognized in OCI	4,700,000
Cap options
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional Value	200,000,000				$ 200,000,000
Fair Value - Assets	2,000
Change recognized in OCI	605,000
Cap Quebec and Cap Pembroke | Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional Value	63,500,000						$ 86,800,000
Change recognized in OCI	3,000,000
Cap Corpus Christi And Cap Port Arthur | Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional Value	66,800,000		$ 70,100,000
Change recognized in OCI	1,600,000
Senior Secured Loans
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional Value						$ 200,000,000		$ 220,000,000
Senior Secured Loans | Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional Value	39,513,000
Fair Value - Liabilities	(462,000)
Change recognized in OCI	1,902,000
Underlying Facility, March 28, 2025 Maturity | Cap Quebec and Cap Pembroke
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional Value							$ 173,600,000
Underlying Facility, March 28, 2025 Maturity | Cap Quebec and Cap Pembroke | Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional Value	63,490,000
Fair Value - Liabilities	(2,987,000)
Change recognized in OCI	2,968,000
Underlying Facility, September 28, 2025 Maturity | Cap Corpus Christi And Cap Port Arthur
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional Value			$ 173,600,000
Underlying Facility, September 28, 2025 Maturity | Cap Corpus Christi And Cap Port Arthur | Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional Value	66,817,000
Fair Value - Assets	1,353,000
Change recognized in OCI	1,614,000
Secured vessels Revolving loan due 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional Value	713,000,000.0	$ 713,000,000		$ 713,000,000
Secured vessels Revolving loan due 2026 | Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional Value	237,222,000
Fair Value - Assets	5,039,000
Change recognized in OCI	$ 4,665,000